Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Remeasurement Income on recoverable Cash Advances due to delay on Time to Market Assumptions	€ 0.9
Dartmouth College [Member]
Disclosure of fair value measurement of assets [line items]
Amendment fees on license agreement	1.1
AMT Autologous CART Program [member]
Disclosure of fair value measurement of assets [line items]
Research and Development Tax Credit	€ 0.7
Delayed Term	1 year
AMT And MDS Treatment [member] | CYAD 02 [member] | Cycle 1 Trial [member]
Disclosure of fair value measurement of assets [line items]
Clinical Development MileStone Payments to Darmouth		€ 0.1
Al logenicCYAD 101CAR T program for mCRC [Member]
Disclosure of fair value measurement of assets [line items]
Delayed Term	1 year
AutologousCYAD 02CAR T program for r r AML MDS [Member]
Disclosure of fair value measurement of assets [line items]
Delayed Term	1 year
Federal Belgian Institute For Health Insurance Inami [Member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised,Other	€ 0.3		€ 0.2
Regional Government [Member] | Eight Zero Six Six Contract Number [member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised,Other	1.1		1.6
RCA's [member]
Disclosure of fair value measurement of assets [line items]
Additional Grant Income Recognised during Period as a Component of Financial Asset	2.7		1.5
Additional Grant Income Recognised during Period as a Component of Financial Liability	1.6
Remeasurement expenses of recoverable cash advances			€ 0.1
Remeasurement income on recoverable cash advances due to time accretion	0.3
Contingent consideration and other financial liabilities [member]
Disclosure of fair value measurement of assets [line items]
Change in Fair value of the Contingent Consideration and Other Financial Liabilities	€ 0.8